LVIP BlackRock Equity Dividend Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.23%
Aerospace & Defense–3.80%
Airbus SE	22,395	$4,234,286
†Boeing Co.	87,210	17,357,406
L3Harris Technologies, Inc.	28,738	9,918,921
Lockheed Martin Corp.	17,028	10,291,553
RTX Corp.	17,042	3,287,402
		45,089,568
Air Freight & Logistics–1.79%
FedEx Corp.	59,522	21,200,546
		21,200,546
Automobiles–0.50%
General Motors Co.	80,329	5,984,510
		5,984,510
Banks–9.73%
Bank of America Corp.	205,388	10,012,665
Citigroup, Inc.	303,728	34,445,793
Citizens Financial Group, Inc.	103,799	6,224,826
First Citizens BancShares, Inc. Class A	9,862	18,586,517
JPMorgan Chase & Co.	44,325	13,038,642
Wells Fargo & Co.	417,022	33,199,121
		115,507,564
Beverages–1.46%
Keurig Dr. Pepper, Inc.	433,202	11,406,209
PepsiCo, Inc.	38,273	5,943,414
		17,349,623
Broadline Retail–2.40%
†Amazon.com, Inc.	137,084	28,550,485
		28,550,485
Building Products–0.59%
Fortune Brands Innovations, Inc.	180,127	7,019,549
		7,019,549
Capital Markets–4.67%
Carlyle Group, Inc.	120,403	5,826,301
Charles Schwab Corp.	190,350	17,889,093
Intercontinental Exchange, Inc.	201,310	31,662,037
		55,377,431
Chemicals–2.89%
Air Products & Chemicals, Inc.	42,858	12,449,821
International Flavors & Fragrances, Inc.	116,686	8,465,569
PPG Industries, Inc.	125,155	13,376,566
		34,291,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.50%
Rentokil Initial PLC	2,868,414	$17,801,164
		17,801,164
Communications Equipment–0.54%
Cisco Systems, Inc.	82,781	6,422,978
		6,422,978
Consumer Finance–0.56%
Capital One Financial Corp.	36,391	6,638,810
		6,638,810
Consumer Staples Distribution & Retail–1.86%
Dollar General Corp.	185,687	22,046,617
		22,046,617
Containers & Packaging–1.03%
Crown Holdings, Inc.	121,653	12,195,713
		12,195,713
Diversified Telecommunication Services–1.72%
Comcast Corp. Class A	409,221	11,748,735
Verizon Communications, Inc.	171,721	8,620,394
		20,369,129
Electric Utilities–1.78%
American Electric Power Co., Inc.	51,801	6,790,075
Evergy, Inc.	175,487	14,375,895
		21,165,970
Electronic Equipment, Instruments & Components–1.18%
CDW Corp.	115,803	14,014,479
		14,014,479
Entertainment–1.53%
Walt Disney Co.	188,249	18,143,439
		18,143,439
Financial Services–1.62%
Fidelity National Information Services, Inc.	410,135	19,239,433
		19,239,433
Ground Transportation–0.76%
CSX Corp.	117,702	4,831,667
Union Pacific Corp.	17,173	4,166,513
		8,998,180
Health Care Equipment & Supplies–5.12%
Baxter International, Inc.	1,297,550	21,798,840
Becton Dickinson & Co.	112,735	17,725,324
Medtronic PLC	245,143	21,241,641
		60,765,805
LVIP BlackRock Equity Dividend Fund–1

LVIP BlackRock Equity Dividend Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–5.15%
Cardinal Health, Inc.	104,974	$22,182,056
CVS Health Corp.	352,816	25,339,245
Elevance Health, Inc.	46,490	13,609,948
		61,131,249
Health Care REITs–0.50%
Healthcare Realty Trust, Inc.	348,390	5,919,146
		5,919,146
Industrial Conglomerates–0.78%
Honeywell International, Inc.	41,106	9,291,189
		9,291,189
Industrial REITs–1.15%
Rexford Industrial Realty, Inc.	264,580	8,659,703
STAG Industrial, Inc.	139,215	5,020,093
		13,679,796
Insurance–2.35%
American International Group, Inc.	105,492	7,938,273
Arthur J Gallagher & Co.	48,955	10,602,674
Fidelity National Financial, Inc.	200,631	9,305,266
		27,846,213
Interactive Media & Services–4.16%
Alphabet, Inc. Class C	85,941	24,653,035
Meta Platforms, Inc. Class A	43,157	24,691,415
		49,344,450
Leisure Products–1.26%
Hasbro, Inc.	160,018	14,977,685
		14,977,685
Machinery–0.97%
CNH Industrial NV	435,899	4,794,889
Fortive Corp.	121,743	6,729,953
		11,524,842
Media–0.20%
WPP PLC	745,451	2,331,376
		2,331,376
Metals & Mining–0.89%
Barrick Mining Corp.	119,902	4,890,803
Freeport-McMoRan, Inc.	96,412	5,667,097
		10,557,900
Multi-Utilities–2.91%
Dominion Energy, Inc.	274,045	16,941,462
DTE Energy Co.	120,536	17,624,774
		34,566,236
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–6.33%
BP PLC	3,702,752	$28,980,715
Chevron Corp.	72,404	14,980,387
Enterprise Products Partners LP	267,221	10,111,643
EQT Corp.	205,200	13,058,928
Marathon Petroleum Corp.	32,776	8,003,244
		75,134,917
Pharmaceuticals–3.25%
AstraZeneca PLC	25,118	4,911,572
Johnson & Johnson	25,940	6,340,774
Merck & Co., Inc.	180,380	21,697,910
Sanofi SA	57,909	5,592,259
		38,542,515
Professional Services–0.80%
SS&C Technologies Holdings, Inc.	140,000	9,459,800
		9,459,800
Residential REITs–0.60%
AvalonBay Communities, Inc.	43,676	7,134,475
		7,134,475
Semiconductors & Semiconductor Equipment–2.81%
†Intel Corp.	77,412	3,416,192
Taiwan Semiconductor Manufacturing Co. Ltd.	181,000	10,468,049
Texas Instruments, Inc.	100,044	19,422,542
		33,306,783
Software–2.77%
Microsoft Corp.	88,681	32,827,046
		32,827,046
Specialized REITs–0.72%
Crown Castle, Inc.	105,875	8,608,696
		8,608,696
Specialty Retail–1.63%
Home Depot, Inc.	59,006	19,406,483
		19,406,483
Technology Hardware, Storage & Peripherals–5.64%
Hewlett Packard Enterprise Co.	605,521	14,417,455
Samsung Electronics Co. Ltd.	287,234	33,595,260
Western Digital Corp.	70,212	18,991,644
		67,004,359
Tobacco–2.27%
British American Tobacco PLC ADR	461,922	27,008,579
		27,008,579
LVIP BlackRock Equity Dividend Fund–2

LVIP BlackRock Equity Dividend Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.06%
WESCO International, Inc.	89,330	$24,442,475
		24,442,475
Total Common Stock (Cost $1,049,036,064)		1,142,219,159
PREFERRED STOCK–0.93%
•Henkel AG & Co. KGaA 3.06%	142,317	10,993,868
Total Preferred Stock (Cost $11,173,967)		10,993,868

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.76%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	32,803,294	$32,803,294
Total Money Market Fund (Cost $32,803,294)		32,803,294

TOTAL INVESTMENTS–99.92% (Cost $1,093,013,325)	1,186,016,321
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	899,748
NET ASSETS APPLICABLE TO 46,668,623 SHARES OUTSTANDING–100.00%	$1,186,916,069

†Non-income producing.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
LVIP BlackRock Equity Dividend Fund–3